Related Party Transactions (fuboTV Inc.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions

Note 8 – Related Parties

Amounts owed to and due from related parties as of March 31, 2020 and December 31, 2019 consist of the following (in thousands):

	March 31,	December 31,
	2020	2019
Alexander Bafer, former Executive Chairman	$20	$20
John Textor, former Chief Executive Officer and affiliated companies	292	592
Other	(7)	53
Total	$305	$665

Our former Chairman and current Director, Mr. Bafer, advanced an unsecured, non-interest-bearing loan to the Company which is payable on demand. The amounts due to John Textor, former Chief Executive Officer and Executive Chairman and our current Head of Studio and a Director, represents an unpaid compensation liability assumed in the acquisition of EAI. The amounts due to other related parties also represent financing obligations assumed in the acquisition of EAI.

Notes Payable – Related Parties

On August 8, 2018, the Company assumed a $172,000 note payable due to a relative of the then-Chief Executive Officer, John Textor. The note has three-month roll-over provision and different maturity and repayment amounts if not fully paid by its due date and bears interest at 18% per annum. The Company has accrued default interest for additional liability in excess of the principal amount. The note is currently in default. Accrued interest as of March 31, 2020 and December 31, 2019 related to this note was $102,000 and $85,000, respectively.

Note 9 - Related Parties

Amounts owed to related parties as of December 31, 2019 and 2018 consist of the following (in thousands):

	December 31, 2019	December 31, 2018
Alexander Bafer, Executive Chairman	$20	$25
John Textor, Chief Executive Officer and affiliated companies	592	304
Other	53	69
Total	$665	$398

Our Chairman, Mr. Bafer, advanced an unsecured, non-interest-bearing loan to the Company which is payable on demand. The amounts due to John Textor, Chief Executive Officer, represents an unpaid compensation liability assumed in the acquisition of EAI. The amounts due to other related parties also represent financing obligations assumed in the acquisition of EAI.

During the year ended December 31, 2019, the Company received approximately $423,000 from related parties, including a $300,000 advance from FaceBank, Inc., a development stage company controlled by Mr. Textor, $56,000 from Mr. Bafer, $37,000 from Mr. Textor and $30,000 from other related parties. During the year ended December 31, 2019, the Company paid approximately $156,000 to related parties, including $56,000 to Mr. Bafer, $49,000 to Mr. Textor and $51,000 to other related parties.

Notes Payable - Related Parties

On August 8, 2018, the Company assumed a $172,000 note payable due to a relative of the CEO. The note has three-month roll-over provision and different maturity and repayment amounts if not fully paid by its due date and bears interest at 18% per annum. The Company has accrued default interest for additional liability in excess of the principal amount. The note is currently in default. Accrued interest as of December 31, 2019 and 2018 related to this note was $85,000 and $45,000, respectively.

On May 22, 2019, the Company issued a non-convertible promissory note to replace its convertible promissory note, dated October 12, 2015, with its Chairman, Mr. Bafer. The note has a principal balance of $264,365, accrues interest at a rate of 8% per annum and matured on August 31, 2019. During the year ended December 31, 2019, Mr. Bafer was repaid $258,850 of the principal balance and approximately $46,160 of interest. As part of this transaction, the Company and Mr. Bafer agreed to transfer approx. $124,000 from his note balance to accrued payroll.

fuboTV Inc. [Member]
Related Party Transactions

12. Related Party Transactions

The Company has entered into affiliate distribution agreements with CBS Corporation and related entities, New Univision Enterprises, LLC, AMC Network Ventures, LLC, Viacom International, Inc. and Scripps Networks, LLC which are holders of the Company’s convertible preferred stock. AMC Networks Ventures, LLC is also the lender to the senior secured loan (see Note 7). The aggregate affiliate distribution fees recorded to subscriber related expenses for related parties were $24,111 and $11,074 for the three months ended March 31, 2020 and 2019, respectively and the corresponding amounts payable to these related parties as of March 31, 2020 and December 31, 2019 are $48,920 and $33,264, respectively.

12. Related Party Transactions

The Company has entered into affiliate distribution agreements with CBS Corporation and related entities, New Univision Enterprises, LLC, AMC Network Ventures, LLC, Viacom International, Inc. and Scripps Networks, LLC which are holders of the Company’s convertible preferred stock. AMC Networks Ventures, LLC is also the lender to the senior secured loan (see footnote 7). The aggregate affiliate distribution fees recorded to subscriber related expenses for related parties were $53,310 and $38,666 for the years ended December 31, 2019 and 2018, respectively and the corresponding amounts payable to these related parties as of December 31, 2019 and 2018 are included in the accompanying consolidated balance sheet as Accrued expenses and other current liabilities – due to related parties.